Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Total	Trucking [Member]	Private placements [Member]	Debt Settlement [Member]	In Lieu of Consulting Fees [Member]	Issued Capital [Member]	Issued Capital [Member] Trucking [Member]	Issued Capital [Member] Private placements [Member]	Issued Capital [Member] Debt Settlement [Member]	Issued Capital [Member] In Lieu of Consulting Fees [Member]	Contributed Surplus [Member]	Contributed Surplus [Member] Trucking [Member]	Contributed Surplus [Member] Private placements [Member]	Contributed Surplus [Member] Debt Settlement [Member]	Contributed Surplus [Member] In Lieu of Consulting Fees [Member]	Subscriptions Receivable [Member]	Subscriptions Received in Advance [Member]	Subscriptions Received in Advance [Member] Trucking [Member]	Subscriptions Received in Advance [Member] Private placements [Member]	Subscriptions Received in Advance [Member] Debt Settlement [Member]	Subscriptions Received in Advance [Member] In Lieu of Consulting Fees [Member]	Deficit [Member]	Deficit [Member] Trucking [Member]	Deficit [Member] Private placements [Member]	Deficit [Member] Debt Settlement [Member]	Deficit [Member] In Lieu of Consulting Fees [Member]	AOCI [Member]	AOCI [Member] Trucking [Member]	AOCI [Member] Private placements [Member]	AOCI [Member] Debt Settlement [Member]	AOCI [Member] In Lieu of Consulting Fees [Member]
Balance at Dec. 31, 2018	$ 2,366,939					$ 7,693,401					$ 2,462,746					$ (345,140)	$ 0					$ (7,444,068)					$ 0
Balance (in shares) at Dec. 31, 2018						76,434,953
Shares issued pursuant to:
Option exercises	256,249					$ 461,957					(205,708)					0	0					0					0
Option exercises (in shares)						1,275,000
Warrant exercises	339,870					$ 355,287					(15,417)					0	0					0					0
Warrant exercises (in shares)						2,958,600
Number of shares issued			$ 346,065	$ 168,857	$ 364,600			$ 344,031	$ 168,857	$ 364,600			$ 2,034	$ 0	$ 0	0			$ 0	$ 0	$ 0			$ 0	$ 0	$ 0			$ 0	$ 0	$ 0
Number of shares issued (in shares)								4,071,353	614,447	1,590,000
Issue costs	(20,442)					$ (20,442)					0					0	0					0					0
Subscriptions received	445,380					0					0					345,140	100,240					0					0
Share-based compensation	776,962					0					776,962					0	0					0					0
Net and comprehensive loss for the period	(4,610,512)					0					0					0	0					(4,610,512)					0
Balance at Dec. 31, 2019	433,968					$ 9,367,691					3,020,617					0	100,240					(12,054,580)					0
Balance (in shares) at Dec. 31, 2019						86,944,353
Shares issued pursuant to:
Option exercises	90,000					$ 310,127					(130,127)					0	(90,000)					0					0
Option exercises (in shares)						2,000,000
Warrant exercises	30,000					$ 30,000					0					0	0					0					0
Warrant exercises (in shares)						200,000
Convertible note	756,919					$ 756,919					0					0	0					0					0
Convertible note (in shares)						6,154,897
Number of shares issued				$ 434,000	510,000				$ 434,000	$ 510,000				$ 0	0	0				$ 0	0				$ 0	0				$ 0	0
Number of shares issued (in shares)									2,786,667	4,868,056
Write-off subscriptions receivable	(10,240)					$ 0					0					0	(10,240)					0					0
Share-based compensation	473,103					0					473,103					0	0					0					0
Net and comprehensive loss for the period	(4,874,082)					0					0					0	0					(4,874,082)					0
Balance at Dec. 31, 2020	(2,156,332)					$ 11,408,737					3,363,593					0	0					(16,928,662)					0
Balance (in shares) at Dec. 31, 2020						102,953,973
Shares issued pursuant to:
Option exercises	9,000					$ 15,965					(6,965)					0	0					0					0
Option exercises (in shares)						100,000
Warrant exercises	$ 98,550					$ 98,550					0					0	0					0					0
Warrant exercises (in shares)	657,000					657,000
Convertible note	$ 2,966,838					$ 2,966,838					0					0	0					0					0
Convertible note (in shares)						24,516,649
Number of shares issued		$ 1,611,020			$ 1,521,667		$ 1,611,020			$ 1,521,667		$ 0			$ 0	0		$ 0			$ 0		$ 0			$ 0		$ 0			$ 0
Number of shares issued (in shares)	100,000						13,777,778			13,833,333
Share-based compensation	$ 263,672					$ 0					263,672					0	0					0					0
Net and comprehensive loss for the period	(4,106,810)					0					0					0	0					(4,102,608)					(4,202)
Balance at Dec. 31, 2021	$ 207,605					$ 17,622,777					$ 3,620,300					$ 0	$ 0					$ (21,031,270)					$ (4,202)
Balance (in shares) at Dec. 31, 2021						155,838,733